Consolidated Statements of Changes in Shareholders’ Equity	Class A Ordinary shares shares	Class B Ordinary shares shares	Ordinary shares SGD ($)	Ordinary shares USD ($)	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Retained earnings SGD ($)	Retained earnings USD ($)	SGD ($)	USD ($)
BALANCE (in Shares) | shares	16,000,000
BALANCE (in Dollars) | $			$ 13,453		$ 986,547		$ 3,703,186		$ 4,703,186
BALANCE (in Shares) at Jun. 30, 2022 | shares	16,000,000
BALANCE at Jun. 30, 2022 | $			13,453		986,547		3,703,186		4,703,186
Net income (loss) | $							1,217,784		1,217,784
BALANCE (in Shares) at Jun. 30, 2023 | shares	16,000,000
BALANCE at Jun. 30, 2023 | $			13,453		986,547		4,920,970		5,920,970
BALANCE (in Shares) | shares	16,000,000
BALANCE (in Dollars) | $			13,453		986,547		4,920,970		5,920,970
Net income (loss) | $							(1,413,558)		(1,413,558)
BALANCE (in Shares) at Jun. 30, 2024 | shares	16,000,000
BALANCE at Jun. 30, 2024 | $			13,453		986,547		3,507,412		4,507,412
BALANCE (in Shares) | shares	16,000,000
BALANCE (in Dollars) | $			13,453		986,547		3,507,412		4,507,412
Net income (loss)							360,541		360,541	$ 283,467
Issuance of shares (in Shares) | shares		100,000
Issuance of shares | $			80						80
BALANCE (in Shares) at Jun. 30, 2025 | shares	16,000,000	100,000
BALANCE at Jun. 30, 2025			13,533	$ 10,640	986,547	$ 775,648	3,867,953	$ 3,041,083	4,868,033	3,827,371
BALANCE (in Shares) | shares	16,000,000	100,000
BALANCE (in Dollars)			$ 13,533	$ 10,640	$ 986,547	$ 775,648	$ 3,867,953	$ 3,041,083	$ 4,868,033	$ 3,827,371